Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Detail) $ in Thousands, ₱ in Millions	12 Months Ended
	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2023 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 22 and 23)	₱ 88,750	₱ 93,545
Right-of-use assets (Note 10)	32,717	28,863
Lease liabilities – net of current portion (Note 10)	41,625	31,958
Current portion of lease liabilities (Note 10)	5,921	10,477
Repairs and maintenance (Notes 13, 17 and 24)	30,186	28,923	₱ 24,569
Rent (Notes 10 and 24)	1,372	2,031	2,240
Depreciation and amortization (Notes 9, 10 and 18)	58,441	98,631	52,072
Accounts payable (Note 22)	81,014	105,187
Financing costs – net	13,755	11,759	10,402
Professional and other contracted services (Note 24)	9,077	8,828	8,352
Communication, training and travel (Note 24)	1,229	1,467	963
Prepayments and other nonfinancial assets (Note 18)	93,580	96,583
Insurance and security services (Note 24)	1,344	1,576	1,730
Trade and other receivables	43,301	39,916
Cost of services (Note 17)	4,144	3,143	3,068
Revenues	210,953	204,362	192,186
Expenses	170,259	209,427	151,315
Meralco Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 22 and 23)	603	527
Right-of-use assets (Note 10)	598	2,775
Lease liabilities – net of current portion (Note 10)	2	727
Current portion of lease liabilities (Note 10)	1	642
Repairs and maintenance (Notes 13, 17 and 24)	2,928	3,219	2,519
Rent (Notes 10 and 24)		40	40
Depreciation and amortization (Notes 9, 10 and 18)	₱ 603	665	486
Meralco Joint Venture Through P C E V | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease
Meralco Joint Venture Through P C E V | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice
Meralco Joint Venture Through P C E V | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	45 days upon receipt of billings
Meralco Joint Venture Through P C E V | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2023 – due after December 31, 2023; 2022 – due after December 31, 2022
Meralco Joint Venture Through P C E V | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2023– due on or before December 31, 2023;2022 – due on or beforeDecember 31, 2022
Meralco Industrial Engineering Services Corporation, or MIESCOR Joint Venture Through PCEV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 22 and 23)	₱ 3	5
Terms and Conditions	30 days upon receipt of invoice
NTT TC Leasing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Non-amortizing, payable upon maturity on March 30, 2023
Interest-bearing financial liabilities (Note 20)		1,395
Financing costs – net	₱ 19	46	17
NTT World Engineering Marine Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 22 and 23)	261	318
Repairs and maintenance (Notes 13, 17 and 24)	₱ 92	80	97
Terms and Conditions	1st month of each quarter; noninterest-bearing
NTT TC Leasing One [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Non-amortizing, payable upon maturity on March 27, 2024
Interest-bearing financial liabilities (Note 20)	₱ 1,385	1,393
Financing costs – net	96	46	18
NTT Communications [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 22 and 23)	₱ 104	18
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Accounts payable (Note 22)	₱ 3	3
Professional and other contracted services (Note 24)	₱ 110	87	68
NTT Communications [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
NTT Worldwide Telecommunications Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Accounts payable (Note 22)	₱ 6	6
Selling and promotions	1	2	2
NTT DOCOMO, Inc. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 22 and 23)	₱ 103	14
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Professional and other contracted services (Note 24)	₱ 105	105		₱ 80
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 22 and 23)	81	17
Accrued expenses and other current liabilities (Note 22 and 23)	44	45
Right-of-use assets (Note 10)	4	59
Lease liabilities – net of current portion (Note 10)	78	35
Current portion of lease liabilities (Note 10)		28
Repairs and maintenance (Notes 13, 17 and 24)	48	23		25
Rent (Notes 10 and 24)	₱ 246	269		232
Depreciation and amortization (Notes 9, 10 and 18)		44		29
Financing costs – net				₱ 5
JGSHI and Subsidiaries [Member] | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease
JGSHI and Subsidiaries [Member] | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	1st month of each quarter; 30 days upon receipt of invoice; noninterest-bearing
JGSHI and Subsidiaries [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
JGSHI and Subsidiaries [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2023 – due after December 31, 2023;2022 – due after December 31, 2022
JGSHI and Subsidiaries [Member] | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2023 – due after December 31, 2023;2022 – due after December 31, 2022
Malayan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 22 and 23)	₱ 8	10
Prepayments and other nonfinancial assets (Note 18)	152	27
Insurance and security services (Note 24)	261	229	196
Gotuaco [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Insurance and security services (Note 24)	142	144	179
FPIML [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services (Note 24)	149	133	111
Prepayments (Note 18) | $					$ 1,540
Various [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 22 and 23)	603	57
Right-of-use assets (Note 10)	148	1,404
Lease liabilities – net of current portion (Note 10)	66	384
Current portion of lease liabilities (Note 10)	₱ 42	229
Terms and Conditions	30 days upon receipt of billing; noninterest-bearing
Accounts payable (Note 22)	₱ 666	947
Trade and other receivables	5,193	3,155
Revenues	2,510	2,518	2,368
Expenses	₱ 4,433	₱ 5,687	₱ 2,386
Various [Member] | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease
Various [Member] | Trade and Other Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice
Various [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of billing
Various [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2023 – due after December 31, 2023;2022 – due after December 31, 2022
Various [Member] | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2023 – due after December 31, 2023;2022 – due after December 31, 2022